Debt Instruments - Breakdown by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Financial assets	€ 163,853	€ 176,554	€ 184,596
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 163,853	€ 176,554	€ 184,596
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,239	€ 35,587	€ 35,108
Public fixed income
Debt Instruments
Financial assets	123,614	140,967	149,488
Standard & Poors AAA Rating | Debt instruments
Debt Instruments
Financial assets	€ 17,729	€ 16,187	€ 15,822
Financial assets (as a percent)	10.82%	9.17%	8.57%
Standard & Poors AAA Rating | Private fixed income
Debt Instruments
Financial assets	€ 15,956	€ 14,088	€ 14,737
Standard & Poors AAA Rating | Public fixed income
Debt Instruments
Financial assets	1,773	2,099	1,085
Standard & Poors AA Rating | Debt instruments
Debt Instruments
Financial assets	€ 28,360	€ 20,498	€ 33,458
Financial assets (as a percent)	17.31%	11.61%	18.13%
Standard & Poors AA Rating | Private fixed income
Debt Instruments
Financial assets	€ 2,005	€ 1,714	€ 5,133
Standard & Poors AA Rating | Public fixed income
Debt Instruments
Financial assets	26,355	18,784	28,325
Standard & Poors, A Rating | Debt instruments
Debt Instruments
Financial assets	€ 52,953	€ 59,883	€ 62,982
Financial assets (as a percent)	32.32%	33.92%	34.12%
Standard & Poors, A Rating | Private fixed income
Debt Instruments
Financial assets	€ 8,594	€ 6,228	€ 3,238
Standard & Poors, A Rating | Public fixed income
Debt Instruments
Financial assets	44,359	53,655	59,744
Standard & Poors BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 25,538	€ 37,719	€ 29,655
Financial assets (as a percent)	15.59%	21.36%	16.06%
Standard & Poors BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 5,234	€ 6,515	€ 4,889
Standard & Poors BBB Rating | Public fixed income
Debt Instruments
Financial assets	20,304	31,204	24,766
Standard & Poors below BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 34,407	€ 38,595	€ 36,710
Financial assets (as a percent)	21.00%	21.86%	19.89%
Standard & Poors below BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 3,584	€ 3,431	€ 1,244
Standard & Poors below BBB Rating | Public fixed income
Debt Instruments
Financial assets	30,823	35,164	35,466
Unrated | Debt instruments
Debt Instruments
Financial assets	€ 4,866	€ 3,672	€ 5,969
Financial assets (as a percent)	2.97%	2.08%	3.23%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 4,866	€ 3,611	€ 5,867
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 0	€ 61	€ 102